SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Segments [Abstract]
FFO	$ 206	$ 144	$ 404	$ 231
Depreciation and amortization of real estate assets	(46)	(46)	(98)	(91)
Fair value gains, net	23	498	1,293	1,138
Share of equity accounted income - non-FFO	177	105	369	181
Income tax expense	(47)	(87)	(230)	(192)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	87	(295)	(636)	(682)
Net income (loss) attributable to unitholders	400	319	1,102	585
Non-controlling interests of others in operating subsidiaries and properties	120	367	1,110	832
Net income	$ 520	$ 686	$ 2,212	$ 1,417